As filed with the Securities and Exchange Commission on November 20, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
(Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Schedule of Investments

Quaker Event Arbitrage Fund
September 30, 2014 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 57.7%

Basic Materials — 2.8%
Chemicals — 1.6%
Momentive Performance Materials, Inc. (a)^*	5,691	$98,341
Momentive Performance Materials, Inc. (a)^*#	20,119	347,656
FMC Corp.	26,000	1,486,940
		1,932,937
Forest Products & Paper — 1.2%
International Paper Co.	16,400	782,936
KapStone Paper and Packaging Corp. (a)	26,700	746,799
		1,529,735
Total Basic Materials (Cost $3,669,610)		3,462,672

Communications — 13.7%
Internet — 3.6%
30DC, Inc. (a)●	50,000	3,750
eBay, Inc. (a)	32,800	1,857,464
FTD Cos., Inc. (a)	54,500	1,858,995
Unwired Planet, Inc. (a)(b)	374,372	696,332
		4,416,541
Media — 7.7%
CBS Corp. Class B	10,000	535,000
Comcast Corp. (b)	41,830	2,249,617
The Dolan Co. (a)^*	500,000	0
Liberty Media Corp. (a)	45,000	2,114,550
News Corp. Class A (a)	118,300	1,934,205
Tribune Co. Class A (a)	17,800	1,171,240
Tribune Publishing Co. (a)	4,450	89,801
Twenty-First Century Fox, Inc. Class B	44,300	1,475,633
		9,570,046
Telecommunications — 2.4%
Juniper Networks, Inc.	60,000	1,329,000
Telephone & Data Systems, Inc.	70,200	1,681,992
		3,010,992
Total Communications (Cost $16,938,259)		16,997,579

Consumer, Cyclical — 7.4%
Entertainment — 0.9%
International Game Technology	70,000	1,180,900
Lodging — 0.0%
Trump Entertainment Resorts, Inc. (a)^*	8,949	0
Trump Entertainment Resorts, Inc. (a)^*	135	409
		409
Retail — 6.5%
CST Brands, Inc.	60,600	2,178,570
Darden Restaurants, Inc. (b)	32,500	1,672,450

Family Dollar Stores, Inc.	15,000	1,158,600
Regis Corp. (b)	92,000	1,468,320
Walgreen Co.	26,800	1,588,436
		8,066,376
Total Consumer, Cyclical (Cost $9,198,672)		9,247,685

Consumer, Non-cyclical — 17.0%
Beverages — 0.3%
PepsiCo, Inc.	3,500	325,815
Commercial Services — 5.6%
Aaron's, Inc.	58,000	1,410,560
Civeo Corp.	52,000	603,720
Hertz Global Holdings, Inc. (a)	81,500	2,069,285
Sotheby's (b)	42,300	1,510,956
The Western Union Co.	83,200	1,334,528
		6,929,049
Food — 3.5%
Dean Foods Co. (b)	62,500	828,125
Mondelez International, Inc.	53,900	1,846,884
Safeway, Inc.	47,000	1,612,100
		4,287,109
Healthcare-Products — 2.5%
Hologic, Inc. (a)	81,300	1,978,029
Synovis Life Technologies, Inc. (a)^	43,000	26,316
Volcano Corp. (a)(b)	99,200	1,055,488
		3,059,833
Healthcare-Services — 1.0%
WellCare Health Plans, Inc. (a)	20,000	1,206,800
Pharmaceuticals — 4.1%
AbbVie, Inc. (b)	13,500	779,760
Allergan, Inc.	7,500	1,336,425
INYX, Inc. (a)●	167,850	269
Pfizer, Inc.	101,500	3,001,355
Savient Pharmaceuticals, Inc. (a)^*#	1,000	0
		5,117,809
Total Consumer, Non-cyclical (Cost $22,546,022)		20,926,415

Diversified — 1.5%
Holding Companies-Diversified — 1.5%
Boulevard Acquisition Corp. (a)●	100,000	1,010,500
Levy Acquisition Corp. (a)(b)●	77,800	801,340
Stoneleigh Partners Acquisition Corp. (a)^*	400	0
		1,811,840
Total Diversified (Cost $1,787,996)		1,811,840

Energy — 1.3%
Oil & Gas — 1.3%
QEP Resources, Inc.	50,750	1,562,085
Total Energy (Cost $1,598,965)		1,562,085

Financial — 3.0%
Diversified Financial Services — 0.7%
Ally Financial, Inc. (a)	40,000	925,600
Insurance — 1.2%
Ambac Financial Group, Inc. (a)	68,500	1,513,850

Savings & Loans — 1.1%
Fox Chase Bancorp, Inc.	83,800	1,366,778
Total Financial (Cost $4,012,715)		3,806,228

Healthcare — 0.8%
Healthcare-Services — 0.8%
Diagnostic Services Holdings, Inc. (a)^	10,221	951,196
Total Healthcare (Cost $735,000)		951,196

Industrial — 8.2%
Aerospace & Defense — 1.8%
API Technologies Corp. (a)	965,575	2,269,101
Electronics — 1.5%
IEC Electronics Corp. (a)	400,000	1,804,000
Engineering & Construction — 1.5%
URS Corp.	32,600	1,878,086
Machinery-Diversified — 1.1%
The Babcock & Wilcox Co.	51,000	1,412,190
Miscellaneous Manufacturing — 1.6%
LSB Industries, Inc. (a)	54,700	1,953,337
Packaging & Containers — 0.7%
Rock Tenn Co.	17,700	842,166
Total Industrial (Cost $10,811,414)		10,158,880

Technology — 2.0%
Computers — 1.0%
Computer Horizons Corp. (a)^*	65,000	0
Riverbed Technology, Inc. (a)	66,000	1,223,970
		1,223,970
Software — 1.0%
Compuware Corp.	114,000	1,209,540
Contra Softbrands, Inc. (a)^*	5,000	0
		1,209,540
Total Technology (Cost $2,419,489)		2,433,510
Total Domestic Common Stocks
(Cost $73,718,142)		71,358,090

Foreign Common Stocks — 11.4%

Canada — 2.6%
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)^*	109,444	1,466
Oil & Gas — 0.6%
Talisman Energy, Inc.	84,500	730,925
Pharmaceuticals — 1.2%
Valeant Pharmaceuticals International, Inc. (a)	11,300	1,482,560
Real Estate — 0.8%
Brookfield Property Partners LP (b)	47,000	990,290
Total Canada (Cost $3,221,595)		3,205,241

Germany — 0.5%
Pharmaceuticals — 0.5%
Celesio AG	19,996	665,245
Total Germany (Cost $658,460)		665,245

Italy — 1.0%
Banks — 0.1%
Banca Monte dei Paschi di Siena SpA (a)	63,130	83,245
Home Furnishings — 0.9%
Indesit Co. SpA (a)	85,000	1,146,603
Total Italy (Cost $1,281,414)		1,229,848

Jersey — 0.9%
Media — 0.9%
UBM PLC	120,000	1,134,149
Total Jersey (Cost $1,344,129)		1,134,149

Marshall Islands — 2.3%
Transportation — 2.3%
Genco Shipping & Trading Ltd. (a)	28,000	560,000
Scorpio Tankers, Inc. (b)	130,000	1,080,300
Teekay LNG Partners LP (b)	18,415	802,157
Teekay Offshore Partners LP (b)	12,616	423,898
Teekay Tankers Ltd. (b)	9,107	33,969
		2,900,324
Total Marshall Islands (Cost $3,034,772)		2,900,324

Sweden — 1.1%
Auto Manufacturers — 1.1%
Volvo AB Class B	120,000	1,304,601
Total Sweden (Cost $1,346,293)		1,304,601

United Kingdom — 3.0%
Oil & Gas — 0.9%
Noble Corp PLC (b)	45,100	1,002,122
Paragon Offshore PLC (a)(b)	12,441	76,512
		1,078,634
Pharmaceuticals — 1.6%
GlaxoSmithKline PLC - ADR	42,500	1,953,725
Retail — 0.5%
Punch Taverns PLC (a)	4,000,000	576,153
Total United Kingdom (Cost $4,408,997)		3,608,512
Total Foreign Common Stocks
(Cost $15,295,660)		14,047,920

Preferred Stocks — 2.0%

Diagnostic Services Holdings, Inc. (a)^*	613	613,000
Federal Home Loan Mortgage Corp., 0.00% Series G (a)(b)▲	3,000	44,520
Federal Home Loan Mortgage Corp., 5.00% Series F (a)	4,500	70,650
Federal Home Loan Mortgage Corp., 0.00% Series S (a)▲	25,000	393,500
Federal Home Loan Mortgage Corp., 0.00% Series Q (a)▲	1,000	14,520
Federal Home Loan Mortgage Corp., 0.00% Series M (a)	9,500	140,125
GeoMet, Inc., 9.60% - Convertible Series A (a)	3	10
MBIA Insurance Corp., 4.71% (a)^*#	10	410,000
Qwest Corp., 6.875% (a)(b)	30,000	730,800
		2,417,125
Total Preferred Stocks
(Cost $2,414,315)		2,417,125

Real Estate Investment Trusts — 4.6%
American Realty Capital Healthcare Trust, Inc.	100,000	1,048,000
Brookfield DTLA Fund Office Trust Investor, Inc., 7.63%- Preferred (a)	40,000	1,106,840
CommonWealth	74,600	1,917,966
Iron Mountain, Inc. (b)	49,000	1,599,850
		5,672,656
Total Real Estate Investment Trusts
(Cost $5,726,801)		5,672,656

Rights — 0.3%

Petrocorp, Inc. Escrow (a)^*	200	0
Sanofi (a)	750,000	348,750
Total Rights
(Cost $268,670)		348,750

Warrants — 4.8%

Heineken Holding NV, Expiration: January, 2015 (a)^	700	852,113
Hochtief AG, Expiration: September, 2015 (a)^	38,500	1,517,901
Sprint Corp., Expiration: June, 2015 (a)^	70,000	2,120,790
Unilever NV, Expiration: July, 2015 (a)^	68,000	1,480,360
Total Warrants
(Cost $5,806,217)		5,971,164

	Par	Fair
	Value	Value
Asset Backed Securities — 0.3%

AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 0.94%, 06/25/2030 ▲●	$12,392	11,427
Citigroup Mortgage Loan Trust, Inc.
Class M3, Series 2005-OPT1, 0.86%, 02/25/2035 ▲●	255,127	209,400
Countrywide Asset-Backed Certificates
Class 2M2, Series 2007-11, 0.47%, 09/25/2047 ▲●	237,043	1,760
Countrywide Asset-Backed Certificates
Class A1, Series 2006-SD4, 0.49%, 12/25/2036 #▲●	103,340	61,178
Countrywide Asset-Backed Certificates
Class A6, Series 2006-S6, 5.66%, 03/25/2034 ●	56,309	91,513
Countrywide Asset-Backed Certificates
Class M2, Series 2006-BC4, 0.47%, 10/25/2036 ▲●	479,272	22,262
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 0.39%, 04/15/2035 ▲●	34,427	29,624
		427,164
Total Asset Backed Securities
(Cost $454,710)		427,164

Convertible Bonds — 1.1%

Belgium — 0.4%
BNP Paribas Fortis SA, 2.08%, 12/29/2049▲●	500,000	486,656
Total Belgium (Cost $552,263)		486,656

Finland — 0.4%
Talvivaara Mining Co. PLC, 4.00%, 12/16/2015 +●	4,200,000	530,484

Total Finland (Cost: $876,856)		530,484

Luxembourg — 0.2%
The Bank of New York Mellon Luxembourg SA, 4.33%, 12/30/2099▲●	500,000	255,769
Total Luxembourg (Cost $301,609)		255,769

United States — 0.1%
U.S. Concrete, Inc., 9.50%, 08/31/2015 ^*+#	100,000	100,000
Total United States (Cost $100,000)		100,000
Total Convertible Bonds
(Cost $1,830,728)		1,372,909

Corporate Bonds — 4.3%

Basic Materials — 0.7%
Chemicals — 0.7%
Momentive Performance Materials, Inc., 9.00%, 01/15/2021 +●	1,000,000	820,000
Forest Products & Paper — 0.0%
NewPage Corp., 0.00%, 05/01/2012 ^*+	300,000	0
Total Basic Materials (Cost $943,322)		820,000

Communications — 0.7%
Telecommunications — 0.7%
NII Capital Corp., 7.625%, 04/01/2021 +●	1,000,000	190,000
NII International Telecom SCA, 11.38%, 08/15/2019 +#●	1,000,000	672,500
		862,500
Total Communications (Cost $877,500)		862,500

Consumer, Cyclical — 0.2%
Auto Parts & Equipment — 0.2%
Exide Technologies, 8.625%, 02/01/2018 +●	1,000,000	250,000
Total Consumer, Cyclical (Cost $583,750)		250,000

Energy — 0.1%
Oil, Gas & Coal — 0.1%
OGX Debenture, 0.00%, 04/11/2015 ^	132,000	52,606
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/2018 +●	3,500,000	140,000
		192,606
Total Energy (Cost $724,925)		192,606

Financial — 2.2%
Diversified Financial Services — 1.9%
DEPFA Funding II LP, 6.50%, 10/29/2049 +●	1,000,000	748,993
DEPFA Funding III LP, 1.72%, 06/29/2049 +▲●	1,000,000	726,258
Hellas Telecommunications Luxembourg II SCA, 0.00%, 01/15/2015 ^*+#	5,000,000	137,500
Lehman Brothers Holdings, Inc., 4.55%, 07/08/2014 +▲●	110,000	22,137
Lehman Brothers Holdings, Inc., 5.32%, 02/17/2015 +▲●	130,000	26,000
Lehman Brothers Holdings, Inc., 5.50%, 02/27/2020 +●	100,000	20,000
Lehman Brothers Holdings, Inc., 7.00%, 01/28/2020 +▲●	100,000	20,000
Lehman Brothers Holdings, Inc., 8.25%, 09/23/2020 +▲●	100,000	20,000
Lehman Brothers Holdings, Inc., 8.75%, 02/14/2023 +▲●	200,000	40,000
Twin Reefs Pass-Through Trust, 0.00%, 12/29/2049 ^+#▲	1,000,000	550,000
		2,310,888
Insurance — 0.3%
Ambac Assurance Corp., 5.10%, 06/07/2020 +#●	300,000	341,250

Venture Capital — 0.0%
Infinity Capital Group, 7.00%, 12/31/2049 ^*+	25,000	0
Total Financial (Cost $2,662,572)		2,652,138

Industrial — 0.4%
Transportation — 0.4%
Overseas Shipholding Group, Inc., 8.125%, 03/30/2018 ●	500,000	508,750
Total Industrial (Cost $588,062)		508,750

Utilities — 0.0%
Electric — 0.0%
Mirant Corp., 2.50%, 06/15/2021 ^*+	20,000	0
Total Utilities (Cost $0)		0
Total Corporate Bonds
(Cost $6,380,131)		5,285,994

Mortgage Backed Securities — 0.4%

Countrywide Alternative Loan Trust
Class 2A2A, Series 2006-OC5, 0.32%, 06/25/2046 ▲●	76,928	70,902
GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.75%, 06/25/2035 ●	628,584	392,794
		463,696
Total Mortgage Backed Securities
(Cost $536,714)		463,696

Municipal Bonds — 0.6%

City of Detroit MI Sewage Disposal System Revenue, Second Lien,
Series A, 4.50%, 07/01/2035 ●	355,000	355,905
City of Detroit MI Water Supply System Revenue, Senior Lien,
Series A, 4.50%, 07/01/2035 ●	75,000	75,116
City of Detroit MI Water Supply System Revenue, Senior Lien,
Series A, 5.00%, 07/01/2036 ●	200,000	207,752
City of Detroit MI Water Supply System Revenue, Senior Lien,
Series C, 5.00%, 07/01/2041 ●	95,000	98,289
		737,062
Total Municipal Bonds
(Cost $693,637)		737,062

Term Loan — 0.4%

Diagnostic Services Holdings, Inc., 14.50%, 05/05/2016 ^*	511,054	511,054
Total Term Loan
(Cost $511,054)		511,054

	Number	Fair
	of Contracts	Value
Purchased Options — 1.7%

Call Options — 1.3%
eBay, Inc., Expiration: January, 2015
Exercise Price: $50.00	1,200	942,000
General Motors Co., Expiration: January, 2015
Exercise Price: $35.00	600	34,200

Lorillard, Inc., Expiration: December, 2014
Exercise Price: $70.00 ●	550	11,000
Mondelez International, Inc., Expiration: March, 2015
Exercise Price: $35.00 ●	2,200	288,200
Packaging Corp. of America, Expiration: October, 2014
Exercise Price: $70.00	150	3,000
Time Warner Cable, Inc., Expiration: October, 2014
Exercise Price: $135.00 ●	125	118,125
Yahoo! Inc., Expiration: October, 2014
Exercise Price: $37.00	500	192,500
Total Call Options (Cost $1,234,970)		1,589,025
Put Options — 0.4%
Comcast Corp., Expiration: January, 2015
Exercise Price: $55.00 ●	424	131,440
CurrencyShares Euro Trust, Expiration: December, 2014
Exercise Price: $130.00	244	144,692
CurrencyShares Swedish Krona Trust, Expiration: December, 2014
Exercise Price: $140.00 ●	97	34,435
eBay, Inc., Expiration: January, 2015
Exercise Price: $40.00	1,200	13,200
Packaging Corp. of America, Expiration: October, 2014
Exercise Price: $70.00 ●	150	87,750
Teekay Corp., Expiration: October, 2014
Exercise Price: $62.50	400	24,000
Time Warner Cable, Inc., Expiration: October, 2014
Exercise Price: $100.00 ●	125	938
Twenty-First Century Fox, Inc., Expiration: October, 2014
Exercise Price: $36.00	443	78,854
Yahoo! Inc., Expiration: October, 2014
Exercise Price: $30.00	500	1,000
Total Put Options (Cost $836,689)		516,309
Total Purchased Options
(Cost $2,071,659)		2,105,334

	Number	Fair
	of Shares	Value
Investments Purchased with Proceeds from Securities Lending — 8.9%

Money Market Funds — 8.9%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)	11,001,571	11,001,571
Total Investments Purchased with Proceeds from Securities Lending
(Cost $11,001,571)		11,001,571
Total Investments
(Cost $126,710,009) — 98.5%		121,720,489
Other Assets in Excess of Liabilities, Net 1.5%		1,864,007
Total Net Assets — 100.0%		$123,584,496

Schedule of Securities Sold Short (e)
Common Stocks

AECOM Technology Corp.	23,928	807,570
Charter Communications, Inc.	3,634	550,079
Live Nation Entertainment, Inc.	6,771	162,639
Sirius XM Holdings, Inc.	409,770	1,430,097
Total Common Stocks

(Proceeds $2,903,360)		2,950,385

Real Estate Investment Trusts

General Growth Properties, Inc.	17,400	409,770
Total Real Estate Investment Trusts
(Proceeds $370,797)		409,770
Total Securities Sold Short (Proceeds $3,274,157)		$3,360,155

	Number	Fair
	of Contracts	Value
Written Options

Call Options
Ambac Financial Group, Inc., Expiration: November, 2014
Exercise Price: $20.00 ●	213	60,172
Civeo Corp., Expiration: October, 2014
Exercise Price: $25.00	520	1,560
Comcast Corp., Expiration: January, 2015
Exercise Price: $55.00	424	65,720
CST Brands, Inc., Expiration: October, 2014
Exercise Price: $35.00 ●	173	22,490
CST Brands, Inc., Expiration: October, 2014
Exercise Price: $36.00 ●	433	29,227
CurrencyShares Euro Trust, Expiration: December, 2014
Exercise Price: $130.00	244	4,880
CurrencyShares Swedish Krona Trust, Expiration: December, 2014
Exercise Price: $140.00 ●	97	10,670
eBay, Inc., Expiration: October, 2014
Exercise Price: $52.50	53	23,585
eBay, Inc., Expiration: November, 2014
Exercise Price: $52.50	60	31,500
eBay, Inc., Expiration: January, 2015
Exercise Price: $55.00	1,200	474,000
FTD Cos., Inc., Expiration: October, 2014
Exercise Price: $30.00 ●	70	28,875
FTD Cos., Inc., Expiration: October, 2014
Exercise Price: $35.00 ●	475	20,188
General Motors Co., Expiration: January, 2015
Exercise Price: $40.00	600	7,200
Hertz Global Holdings, Inc., Expiration: October, 2014
Exercise Price: $25.00	185	22,200
Hertz Global Holdings, Inc., Expiration: November, 2014
Exercise Price: $24.00	200	47,000
Hologic, Inc., Expiration: October, 2014
Exercise Price: $23.00 ●	547	86,153
Iron Mountain, Inc., Expiration: October, 2014
Exercise Price: $35.00	60	9,000
Juniper Networks, Inc., Expiration: October, 2014
Exercise Price: $22.00	600	31,200
Lorillard, Inc., Expiration: December, 2014
Exercise Price: $80.00 ●	550	12,375
LSB Industries, Inc., Expiration: October, 2014
Exercise Price: $39.30 ^	77	1,540
Mondelez International, Inc., Expiration: October, 2014
Exercise Price: $36.00 ●	111	444
Mondelez International, Inc., Expiration: March, 2015

Exercise Price: $38.00 ●	2,200	95,700
Packaging Corp. of America, Expiration: October, 2014
Exercise Price: $70.00	150	3,000
PepsiCo, Inc., Expiration: October, 2014
Exercise Price: $92.50	35	5,950
QEP Resources, Inc., Expiration: October, 2014
Exercise Price: $33.00	507	5,070
Teekay Corp., Expiration: October, 2014
Exercise Price: $62.50	400	174,000
Telephone & Data Systems, Inc., Expiration: October, 2014
Exercise Price: $25.00 ●	191	6,208
Time Warner Cable, Inc., Expiration: October, 2014
Exercise Price: $150.00	125	8,125
Twenty-First Century Fox, Inc., Expiration: October, 2014
Exercise Price: $36.00	443	4,430
Valeant Pharmaceuticals International, Inc., Expiration: October, 2014
Exercise Price: $115.00 ●	113	184,755
Yahoo! Inc., Expiration: October, 2014
Exercise Price: $39.00	500	109,000
Total Call Options (Premiums Received $1,541,742)		1,586,217
Put Options
eBay, Inc., Expiration: January, 2015
Exercise Price: $43.00	1,200	20,400
Packaging Corp. of America, Expiration: October, 2014
Exercise Price: $70.00 ●	150	87,750
PepsiCo, Inc., Expiration: October, 2014
Exercise Price: $90.00	22	770
Time Warner Cable, Inc., Expiration: October, 2014
Exercise Price: $120.00 ●	125	3,750
WellCare Health Plans, Inc., Expiration: October, 2014
Exercise Price: $65.00 ●	100	43,500
Yahoo! Inc., Expiration: October, 2014
Exercise Price: $32.00	500	1,000
Total Put Options (Premiums Received $396,852)		157,170
Total Written Options (Premiums Received $1,938,594)		$1,743,387

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	Rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $9,769,168 representing 7.9% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $2,219,426, representing 1.8% of net assets.
+	Defaulted bonds.
#	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
September 30, 2014 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 92.3%

Belgium — 1.4%
Anheuser-Busch InBev NV - ADR	900	$99,765
Total Belgium (Cost $82,256)		99,765

Bermuda — 0.5%
Arch Capital Group Ltd. (a)	700	38,304
Total Bermuda (Cost $30,872)		38,304

Cayman Islands — 3.9%
Baidu, Inc. - ADR (a)	480	104,750
JD.com, Inc. - ADR (a)(b)	3,680	95,018
Vipshop Holdings Ltd. - ADR (a)	455	86,000
		285,768
Total Cayman Islands (Cost $301,763)		285,768

Curacao — 1.0%
Schlumberger Ltd.	700	71,183
Total Curacao (Cost $64,738)		71,183

Finland — 1.7%
Nokia OYJ - ADR	14,700	124,362
Total Finland (Cost $113,029)		124,362

France — 2.6%
Sanofi - ADR	3,410	192,426
Total France (Cost $161,455)		192,426

Germany — 2.4%
Adidas AG - ADR	340	12,716
Bayerische Motoren Werke AG - ADR	4,590	166,158
		178,874
Total Germany (Cost $162,021)		178,874

India — 1.4%
HDFC Bank Ltd. - ADR	2,225	103,641
Total India (Cost $86,422)		103,641

Ireland — 2.2%
Actavis PLC (a)	380	91,686
Alkermes PLC (a)(b)	1,605	68,806
		160,492
Total Ireland (Cost $150,484)		160,492

Israel — 1.0%
Stratasys Ltd. (a)(b)	590	71,260
Total Israel (Cost $72,502)		71,260

Netherlands — 2.2%
NXP Semiconductor NV (a)	2,410	164,916
Total Netherlands (Cost $119,136)		164,916

Spain — 2.4%
Abengoa SA - ADR (b)	6,551	174,191
Total Spain (Cost $127,289)		174,191

Switzerland — 8.4%
ACE Ltd.	1,455	152,586
Novartis AG - ADR (b)	1,835	172,729
Roche Holdings Ltd. - ADR	7,885	291,666
		616,981
Total Switzerland (Cost $497,045)		616,981

United Kingdom — 4.3%
InterContinental Hotels Group - ADR	1,954	75,542
Liberty Global PLC (a)(b)	3,735	153,191
Prudential PLC - ADR	2,020	89,910
		318,643
Total United Kingdom (Cost $276,062)		318,643

United States — 56.9%
Abbott Laboratories	2,334	97,071
AbbVie, Inc. (b)	1,885	108,878
Adobe Systems Inc. (a)	1,355	93,752
Aetna, Inc.	1,121	90,801
American Airlines Group, Inc.	4,106	145,667
Amgen, Inc.	2,190	307,607
AMR Corp. Escrow (a) ^*	7,600	13,148
Anadarko Petroleum Corp.	500	50,720
Apple Inc.	905	91,179
Biogen Idec, Inc. (a)	1,060	350,659
CBS Corp.	1,695	90,682
Celgene Corp. (a)(b)	965	91,463
Community Health Systems, Inc. (a)	1,750	95,883
Delta Air Lines, Inc.	3,663	132,417
Eli Lilly & Company	2,461	159,596
Facebook, Inc. Class A (a)	1,828	144,485
FedEx Corp.	1,175	189,704
Gilead Sciences, Inc. (a)	1,704	181,391
The Goldman Sachs Group, Inc.	730	134,006
Google, Inc. Class A (a)	123	72,374
Google, Inc. Class C (a)	128	73,902
HCA Holdings, Inc. (a)	1,575	111,069
Hewlett-Packard Co.	1,005	35,647
Honeywell International, Inc.	760	70,771
Intel Corp.	1,565	54,493
Intuit Inc.	860	75,379
Mastercard, Inc. Class A	1,175	86,856
Mead Johnson Nutrition Co.	1,490	143,368

Micron Technology, Inc. (a)		4,170	142,864
Mondelez International, Inc.		321	10,999
Monsanto Co.		945	106,322
Morgan Stanley		3,600	124,452
NIKE, Inc.		400	35,680
Palo Alto Networks, Inc. (a)		650	63,765
Regeneron Pharmaceuticals, Inc. (a)(b)		151	54,439
Tenet Healthcare Corp. (a)		1,175	69,783
Time Warner, Inc.		1,430	107,550
Twenty-First Century Fox, Inc. Class A (b)		1,120	38,405
Vertex Pharmaceuticals, Inc. (a)		325	36,501
Visa, Inc. Class A		415	88,549
			4,172,277
Total United States (Cost $3,605,890)			4,172,277
Total Common Stocks
Cost ($5,850,964)			6,773,083

Exchange-Traded Funds — 1.3%

ProShares UltraShort Euro (a)(b)		4,695	93,712
Total Exchange-Traded Funds
Cost ($89,096)			93,712

Investments Purchased with Proceeds from Securities Lending — 10.8%

Money Market Funds — 10.8%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)		794,169	794,169
Total Investments Purchased with Proceeds from Securities Lending
(Cost $794,169)			794,169
Total Investments
(Cost $6,734,229) — 104.4%			7,660,964
Liabilities in Excess of Other Assets, Net (4.4)%			(324,967)
Total Net Assets — 100.0%			$7,335,997

Schedule of Securities Sold Short (e)
Exchange-Traded Funds

CurrencyShares Australian Dollar Trust		2,000	175,360
Total Exchange-Traded Funds			175,360
Total Securities Sold Short (Proceeds: $196,722)			175,360

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $13,148, representing
	0.2% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $13,148, representing 0.2% of net assets.

Schedule of Investments

Quaker Mid-Cap Value Fund
September 30, 2014 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 82.0%

Basic Materials — 3.8%
Chemicals — 2.4%
Axiall Corp.	4,272	$152,980
FMC Corp.	1,464	83,726
		236,706
Iron & Steel Production — 1.4%
Steel Dynamics, Inc.	6,463	146,128
Total Basic Materials (Cost $321,727)		382,834

Communications — 2.0%
Telecommunications — 2.0%
JDS Uniphase Corp. (a)	15,299	195,827
Total Communications (Cost $178,610)		195,827

Consumer, Cyclical — 15.8%
Airlines — 1.6%
Southwest Airlines Co.	4,797	161,995
Auto Parts & Equipment — 1.3%
Dana Holding Corp. (b)	6,588	126,292
Home Furnishings — 3.5%
Harman International Industries, Inc.	1,690	165,688
Whirlpool Corp.	1,267	184,539
		350,227
Retail — 9.4%
Abercrombie & Fitch Co. (b)	2,382	86,562
American Eagle Outfitters, Inc.	9,228	133,991
Dick's Sporting Goods, Inc.	4,381	192,238
Foot Locker, Inc.	3,979	221,431
Nordstrom, Inc.	2,893	197,794
Urban Outfitters, Inc. (a)	2,657	97,512
		929,528
Total Consumer, Cyclical (Cost $1,278,678)		1,568,042

Consumer, Non-cyclical — 8.0%
Food — 2.0%
Ingredion Inc.	2,564	194,326
Healthcare-Products — 3.8%
Hospira, Inc. (a)	4,778	248,599
Zimmer Holdings, Inc.	1,327	133,430
		382,029
Healthcare-Services — 2.2%
Community Health Systems, Inc. (a)	3,985	218,338
Total Consumer, Non-cyclical (Cost $610,254)		794,693

Energy — 6.6%
Oil & Gas — 6.6%
Atwood Oceanics, Inc. (a)	2,792	121,982
Denbury Resources, Inc. (b)	10,836	162,865
Helmerich & Payne, Inc. (b)	2,105	206,016
Whiting Petroleum Corp. (a)	2,081	161,382
		652,245
Total Energy (Cost $501,530)		652,245

Financial — 12.9%
Banks — 6.8%
Citizens Financial Group, Inc. (a)	6,838	160,146
Huntington Bancshares, Inc.	18,533	180,326
Keycorp	13,166	175,503
Regions Financial Corp.	15,463	155,248
		671,223
Insurance — 6.1%
Lincoln National Corp.	3,858	206,712
Reinsurance Group of America, Inc., Class A	2,745	219,957
Torchmark Corp.	3,469	181,671
		608,340
Total Financial (Cost $922,422)		1,279,563

Industrial — 13.7%
Electronics — 1.9%
Woodward, Inc.	4,132	196,766
Hand & Machine Tools — 2.8%
Regal-Beloit Corp.	1,859	119,441
Stanley Black & Decker, Inc.	1,793	159,200
		278,641
Machinery-Diversified — 3.3%
AGCO Corp.	3,236	147,109
Roper Industries, Inc.	1,225	179,205
		326,314
Miscellaneous Manufacturing — 5.7%
Dover Corp.	1,898	152,466
Parker Hannifin Corp.	1,667	190,288
Trinity Industries, Inc. (b)	4,764	222,574
		565,328
Total Industrial (Cost $1,114,902)		1,367,049

Technology — 10.6%
Computers — 5.9%
Cadence Design Systems, Inc. (a)(b)	12,996	223,661
NCR Corp. (a)	4,621	154,388
NetApp, Inc.	4,907	210,805
		588,854
Semiconductors — 4.7%
KLA-Tencor Corp.	1,386	109,189
Skyworks Solutions, Inc.	2,786	161,727
Teradyne, Inc.	10,007	194,036
		464,952
Total Technology (Cost $850,377)		1,053,806

Utilities — 8.6%
Electric — 3.0%
Westar Energy, Inc. (b)	5,173	176,503
Xcel Energy, Inc.	4,177	126,981

		303,484
Gas — 5.6%
Centerpoint Energy, Inc.	7,427	181,739
Questar Corp.	7,278	162,227
UGI Corp.	6,106	208,153
		552,119
Total Utilities (Cost $684,425)		855,603
Total Domestic Common Stocks
(Cost $6,462,925)		8,149,662

Foreign Common Stocks — 4.4%

Bermuda — 1.7%
Diversified Financial Services — 1.7%
Invesco Ltd.	4,324	170,712
Total Bermuda (Cost $95,693)		170,712

Canada — 2.7%
Apparel — 1.4%
Gildan Activewear, Inc., Class A	2,607	142,655
Oil & Gas — 1.3%
Ultra Petroleum Corp. (a)(b)	5,519	128,372
Total Canada (Cost $208,035)		271,027
Total Foreign Common Stocks
(Cost $303,728)		441,739

Real Estate Investment Trusts — 8.9%

Brixmor Property Group, Inc. (b)	8,794	195,754
Camden Property Trust	2,484	170,228
DDR Corp.	9,189	153,732
Host Hotels & Resorts, Inc. (b)	8,557	182,521
Mid-America Apartment Communities, Inc.	2,824	185,396
		887,631
Total Real Estate Investment Trusts
(Cost $788,374)		887,631

Investments Purchased with Proceeds from Securities Lending — 16.7%

Money Market Funds — 16.7%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)	1,655,659	1,655,659
Total Investments Purchased with Proceeds from Securities Lending
(Cost $1,655,659)		1,655,659
Total Investments
(Cost $9,210,686) — 112.0%		11,134,691
Liabilities in Excess of Other Assets , Net (12.0)%		(1,190,713)
Total Net Assets — 100.0%		$9,943,978

(a) Non-income producing security.
(b) All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

Schedule of Investments

Quaker Small-Cap Value Fund
September 30, 2014 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 81.4%

Basic Materials — 5.1%
Chemicals — 1.0%
Ferro Corp. (a)	9,200	$133,308
Huntsman Corp.	9,200	239,108
		372,416
Forest Products & Paper — 2.1%
Clearwater Paper Corp. (a)	760	45,684
Domtar Corp.	6,900	242,397
KapStone Paper and Packaging Corp. (a)	2,800	78,316
Resolute Forest Products, Inc. (a)(b)	25,200	394,128
		760,525
Iron & Steel — 1.2%
United States Steel Corp. (b)	10,700	419,119
Mining — 0.8%
Century Aluminum Co. (a)	6,400	166,208
Noranda Aluminum Holding Corp.	22,000	99,440
		265,648
Total Basic Materials (Cost $1,628,833)		1,817,708

Communications — 5.1%
Internet — 2.2%
Conversant, Inc. (a)(b)	4,000	137,000
Dice Holdings, Inc. (a)	27,200	227,936
Lands' End, Inc. (a)	1,600	65,792
United Online, Inc.	33,800	370,110
		800,838
Media — 1.2%
Cablevision Systems Corp.	2,810	49,203
Scholastic Corp. (b)	11,180	361,338
		410,541
Telecommunications — 1.7%
EarthLink Holdings Corp.	25,400	86,868
Fairpoint Communications, Inc. (a)	7,000	106,190
General Communication, Inc. (a)	390	4,255
Inteliquent, Inc.	13,750	171,187
Polycom, Inc. (a)	20,700	254,299
		622,799
Total Communications (Cost $1,765,863)		1,834,178

Consumer, Cyclical — 15.0%
Airlines — 2.3%
Alaska Air Group, Inc.	9,000	391,860

Hawaiian Holdings, Inc. (a)(b)	31,900	429,055
		820,915
Auto Parts & Equipment — 5.9%
Accuride Corp. (a)	35,100	133,029
Cooper Tire & Rubber Co.	14,590	418,733
Lear Corp.	5,410	467,478
Meritor, Inc. (a)	37,300	404,705
Tenneco, Inc. (a)	6,300	329,553
Tower International, Inc. (a)	14,390	362,484
		2,115,982
Distribution & Wholesale — 2.0%
Arrow Electronics, Inc. (a)	5,100	282,285
Core-Mark Holding Co., Inc.	2,400	127,296
Ingram Micro, Inc. (a)	11,790	304,300
		713,881
Home Builders — 0.2%
NVR, Inc. (a)	60	67,801
Leisure Time — 0.7%
Nautilus, Inc. (a)	6,000	71,820
Polaris Industries, Inc.	1,220	182,744
		254,564
Retail — 3.9%
Abercrombie & Fitch Co.	11,900	432,446
Asbury Automotive Group, Inc. (a)	2,550	164,271
The Finish Line, Inc.	990	24,780
Foot Locker, Inc.	8,600	478,590
Jack in the Box, Inc.	2,600	177,294
The Pantry, Inc. (a)(b)	5,300	107,219
		1,384,600
Total Consumer, Cyclical (Cost $5,063,978)		5,357,743

Consumer, Non-cyclical — 17.9%
Biotechnology — 4.6%
Cambrex Corp. (a)	7,000	130,760
Ligand Pharmaceuticals, Inc. (a)	1,200	56,388
Myriad Genetics, Inc. (a)(b)	10,610	409,228
PDL BioPharma, Inc. (b)	53,800	401,886
Spectrum Pharmaceuticals, Inc. (a)(b)	24,100	196,174
United Therapeutics Corp. (a)(b)	3,500	450,275
		1,644,711
Commercial Services — 5.2%
Avis Budget Group, Inc. (a)	7,500	411,675
Chemed Corp. (b)	2,000	205,800
Global Cash Access Holdings, Inc. (a)	42,200	284,850
MoneyGram International, Inc. (a)	9,300	116,622
Net 1 UEPS Technologies, Inc. (a)	34,700	418,135
The Providence Services Corp. (a)	5,600	270,928
Strayer Education, Inc. (a)	1,900	113,772
Vectrus, Inc. (a)	1,467	28,644
		1,850,426
Food — 2.6%
Cal-Maine Foods, Inc.	5,400	482,382

Sanderson Farms, Inc. (b)	5,300	466,135
		948,517
Healthcare-Products — 1.3%
Symmetry Medical, Inc. (a)	45,700	461,113
Pharmaceuticals — 4.2%
Omnicare, Inc.	7,500	466,950
PharMerica Corp. (a)	16,600	405,538
POZEN, Inc.	37,000	271,580
SciClone Pharmaceuticals, Inc. (a)	51,400	354,146
		1,498,214
Total Consumer, Non-cyclical (Cost $5,691,255)		6,402,981

Energy — 4.8%
Energy-Alternate Sources — 1.2%
Green Plains, Inc. (b)	11,200	418,768
Oil & Gas — 2.5%
CVR Energy, Inc.	4,200	187,866
Midstates Petroleum Co., Inc. (a)	11,800	59,590
Parker Drilling Co. (a)	37,800	186,732
Patterson-UTI Energy, Inc.	2,300	74,819
SM Energy Co.	3,000	234,000
Targa Resources Corp.	1,200	163,404
		906,411
Oil & Gas Services — 1.1%
Pioneer Energy Services Corp. (a)	28,100	393,962
Total Energy (Cost $1,680,895)		1,719,141

Financial — 10.4%
Banks — 0.9%
Lakeland Financial Corp. (b)	8,500	318,750
Diversified Financial Services — 2.3%
Manning & Napier, Inc.	14,180	238,082
Outerwall, Inc. (a)(b)	3,400	190,740
World Acceptance Corp. (a)(b)	6,000	405,000
		833,822
Insurance — 5.5%
Assurant, Inc.	6,820	438,526
Genworth Financial, Inc. (a)	26,300	344,530
Radian Group, Inc. (b)	33,700	480,562
Reinsurance Group of America, Inc., Class A	5,840	467,959
United Insurance Holdings Corp.	14,800	222,000
		1,953,577
Real Estate — 1.3%
Jones Lang LaSalle, Inc.	3,600	454,824
Savings & Loans — 0.4%
Berkshire Hills Bancorp, Inc.	6,500	152,685
Total Financial (Cost $3,781,396)		3,713,658

Industrial — 12.3%
Aerospace & Defense — 3.9%
Alliant Techsystems, Inc.	2,470	315,271
Ducommun, Inc. (a)	5,100	139,791

Exelis, Inc.	26,400	436,656
Kratos Defense & Security Solutions, Inc. (a)	47,060	308,714
Spirit AeroSystems Holdings, Inc. (a)	5,000	190,300
		1,390,732
Building Materials — 2.3%
Broadwind Energy, Inc. (a)	19,800	148,302
Drew Industries, Inc.	8,930	376,757
Nortek, Inc. (a)	1,100	81,950
Patrick Industries, Inc. (a)	5,100	216,036
		823,045
Electronics — 1.9%
Avnet, Inc.	6,600	273,900
Benchmark Electronics, Inc. (a)	19,100	424,211
		698,111
Engineering & Construction — 1.4%
Argan, Inc. (b)	8,400	280,392
EMCOR Group, Inc.	5,100	203,796
		484,188
Miscellaneous Manufacturing — 1.1%
Trinity Industries, Inc. (b)	8,100	378,432
Shipbuilding — 1.4%
Huntington Ingalls Industries, Inc.	4,750	494,997
Trucking & Leasing — 0.3%
The Greenbrier Cos., Inc. (b)	1,700	124,746
Total Industrial (Cost $3,877,208)		4,394,251

Technology — 7.7%
Computers — 3.1%
Engility Holdings, Inc. (a)	3,900	121,563
Insight Enterprises, Inc. (a)	4,600	104,098
Lexmark International, Inc. (b)	9,500	403,750
Manhattan Associates, Inc. (a)	14,190	474,230
		1,103,641
Semiconductors — 1.7%
Amkor Technology, Inc. (a)	6,500	54,665
ON Semiconductor Corp. (a)	21,500	192,210
QLogic Corp. (a)	16,200	148,392
Tessera Technologies, Inc.	8,800	233,904
		629,171
Software — 2.9%
Aspen Technology, Inc. (a)	2,600	98,072
Progress Software Corp. (a)	18,600	444,726
Take-Two Interactive Software, Inc. (a)(b)	21,600	498,312
		1,041,110
Total Technology (Cost $2,719,369)		2,773,922

Utilities — 3.1%
Electric — 0.9%
El Paso Electric Co.	3,700	135,235
Portland General Electric Co.	5,400	173,448
		308,683

Gas — 2.2%
UGI Corp.	14,550	496,009
Vectren Corp.	7,300	291,270
		787,279
Total Utilities (Cost $1,012,371)		1,095,962
Total Domestic Common Stocks
(Cost $27,221,168)		29,109,544

Foreign Common Stocks — 12.2%

Bermuda — 6.5%
Insurance — 6.0%
Aspen Insurance Holdings Ltd.	11,100	474,747
Axis Capital Holdings Ltd.	4,820	228,131
Everest Re Group Ltd.	3,120	505,471
PartnerRe Ltd.	4,050	445,054
Validus Holdings Ltd. (b)	12,000	469,680
		2,123,083
Oil & Gas — 0.5%
Nabors Industries Ltd.	8,400	191,184
Total Bermuda (Cost $1,982,342)		2,314,267

Canada — 1.6%
Commercial Services — 1.1%
FirstService Corp.	7,400	386,428
Oil & Gas — 0.5%
Precision Drilling Corp.	18,500	199,615
Total Canada (Cost $564,951)		586,043

Cayman Islands — 1.3%
Insurance — 1.3%
Greenlight Capital Re Ltd. (a)	14,600	473,186
Total Cayman Islands (Cost $441,277)		473,186

Curacao — 1.3%
Healthcare-Products — 1.3%
Orthofix International NV (a)	14,500	448,920
Total Curacao (Cost $479,327)		448,920

Ireland — 0.2%
Healthcare-Services — 0.2%
ICON PLC (a)	1,000	57,230
Total Ireland (Cost $39,079)		57,230

Luxembourg — 0.4%
Diversified Financial Services — 0.4%
Altisource Portfolio Solutions SA (a)(b)	1,600	161,280
Total Luxembourg (Cost $154,184)		161,280

Singapore — 0.9%
Electronics — 0.9%
Flextronics International Ltd. (a)	30,700	316,824
Total Singapore (Cost $256,805)		316,824

Total Foreign Common Stocks
(Cost $3,917,965)		4,357,750

Real Estate Investment Trusts — 4.4%

Dupont Fabros Technology, Inc. (b)	15,900	429,936
Hospitality Properties Trust	9,700	260,445
RLJ Lodging Trust	14,400	409,968
Ryman Hospitality Properties (b)	10,300	487,190
		1,587,539
Total Real Estate Investment Trusts
(Cost $1,479,094)		1,587,539

Investments Purchased with Proceeds from Securities Lending — 21.9%

Money Market Funds — 21.9%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)	7,826,550	7,826,550
Total Investments Purchased with Proceeds from Securities Lending
(Cost $7,826,550)		7,826,550
Total Investments
(Cost $40,444,777) — 119.9%		42,881,383
Liabilities in Excess of Other Assets , Net (19.9)%		(7,131,473)
Total Net Assets — 100.0%		$35,749,910

(a) Non-income producing security.
(b) All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

Schedule of Investments

Quaker Strategic Growth Fund
September 30, 2014 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 73.3%

Basic Materials — 1.5%
Chemicals — 1.5%
Monsanto Co. (b)	22,180	$2,495,472
Total Basic Materials (Cost $2,435,614)		2,495,472

Communications — 10.1%
Internet — 4.8%
Facebook, Inc. Class A (a)	41,715	3,297,154
Google, Inc. Class A (a)	2,795	1,644,606
Google, Inc. Class C (a)	2,885	1,665,684
The Priceline Group, Inc. (a)	1,090	1,262,852
		7,870,296
Media — 4.4%
AMC Networks, Inc. (a)	19,425	1,134,808
CBS Corp.	38,540	2,061,890
Time Warner, Inc.	32,695	2,458,991
Twenty-First Century Fox, Inc. Class A (b)	46,760	1,603,400
		7,259,089
Telecommunications — 0.9%
Palo Alto Networks, Inc. (a)	15,225	1,493,572
Total Communications (Cost $15,862,619)		16,622,957

Consumer, Cyclical — 6.2%
Airlines — 4.2%
American Airlines Group, Inc.	95,659	3,393,981
AMR Corp. Escrow (a)^*	211,235	365,437
Delta Air Lines, Inc.	85,691	3,097,730
		6,857,148
Apparel — 0.5%
NIKE, Inc.	9,355	834,466
Distribution/Wholesale — 0.7%
HD Supply Holdings, Inc. (a)	44,865	1,223,020
Retail — 0.8%
L Brands, Inc.	20,040	1,342,279
Total Consumer, Cyclical (Cost $8,218,499)		10,256,913

Consumer, Non-cyclical — 28.3%
Biotechnology — 14.3%
Amgen, Inc. (b)	49,924	7,012,325
Biogen Idec, Inc. (a)	24,850	8,220,628
Celgene Corp. (a)(b)	22,005	2,085,634
Gilead Sciences, Inc. (a)	38,733	4,123,128

Regeneron Pharmaceuticals, Inc. (a)(b)	3,526	1,271,194
Vertex Pharmaceuticals, Inc. (a)	7,373	828,062
		23,540,971
Commercial Services — 1.2%
Mastercard, Inc. Class A	27,500	2,032,800
Food — 0.2%
Mondelez International, Inc.	7,280	249,449
Healthcare-Services — 5.4%
Aetna, Inc.	25,566	2,070,846
Community Health Systems, Inc. (a)	40,995	2,246,116
HCA Holdings, Inc. (a)(b)	36,845	2,598,309
Tenet Healthcare Corp. (a)	34,350	2,040,046
		8,955,317
Pharmaceuticals — 7.2%
Abbott Laboratories	54,445	2,264,368
AbbVie, Inc. (b)	43,885	2,534,798
Eli Lilly & Company	57,651	3,738,667
Mead Johnson Nutrition Co.	34,490	3,318,628
		11,856,461
Total Consumer, Non-cyclical (Cost $39,615,905)		46,634,998

Energy — 1.3%
Oil & Gas — 1.3%
Anadarko Petroleum Corp.	20,340	2,063,290
Total Energy (Cost $2,049,237)		2,063,290

Financial — 7.9%
Banks — 3.8%
The Goldman Sachs Group, Inc.	18,107	3,323,902
Morgan Stanley	83,975	2,903,016
		6,226,918
Diversified Financial Services — 2.6%
The Charles Schwab Corp.	76,415	2,245,837
Visa, Inc. Class A (b)	9,725	2,075,023
		4,320,860
Insurance — 1.5%
Marsh & McLennan Cos., Inc. (b)	48,513	2,539,170
Total Financial (Cost $11,645,840)		13,086,948

Industrial — 4.0%
Electronics — 1.3%
Honeywell International, Inc.	22,305	2,077,042
Transportation — 2.7%
FedEx Corp. (b)	27,575	4,451,984
Total Industrial (Cost $5,917,315)		6,529,026

Technology — 14.0%
Computers — 1.8%
Apple Inc.	21,060	2,121,795
Hewlett-Packard Co.	23,480	832,836
		2,954,631

Semiconductors — 5.9%
First Solar, Inc. (a)	38,835	2,555,731
Intel Corp.	35,710	1,243,422
Micron Technology, Inc. (a)	97,525	3,341,206
Texas Instruments Inc.	54,490	2,598,628
		9,738,987
Software — 6.3%
Activision Blizzard Inc.	90,135	1,873,907
Adobe Systems Inc. (a)(b)	31,545	2,182,599
Intuit Inc. (b)	19,950	1,748,617
Microsoft Corp.	72,140	3,344,410
salesforce.com, inc. (a)(b)	22,275	1,281,481
		10,431,014
Total Technology (Cost $21,868,325)		23,124,632
Total Domestic Common Stocks
(Cost $107,613,354)		120,814,236

Foreign Common Stocks — 19.2%

Belgium — 1.4%
Beverages — 1.4%
Anheuser-Busch InBev NV - ADR	21,135	2,342,815
Total Belgium (Cost $2,117,679)		2,342,815

Curacao — 1.0%
Oil & Gas Services — 1.0%
Schlumberger Ltd.	16,325	1,660,089
Total Curacao (Cost $1,541,647)		1,660,089

Finland — 1.5%
Telecommunications — 1.5%
Nokia OYJ - ADR	293,665	2,484,406
Total Finland (Cost $2,307,810)		2,484,406

France — 2.3%
Pharmaceuticals — 2.3%
Sanofi - ADR	66,530	3,754,288
Total France (Cost $3,386,803)		3,754,288

India — 0.5%
Banks — 0.5%
HDFC Bank Ltd. - ADR	17,300	805,834
Total India (Cost $839,242)		805,834

Ireland — 1.5%
Pharmaceuticals — 1.5%
Actavis PLC (a)	10,266	2,476,980
Total Ireland (Cost $2,191,236)		2,476,980

Israel — 1.0%
Computers — 1.0%
Stratasys Ltd. (a)(b)	13,765	1,662,537
Total Israel (Cost $1,726,912)		1,662,537

Netherlands — 2.0%
Semiconductors — 2.0%
NXP Semiconductor NV (a)(b)		46,960	3,213,473
Total Netherlands (Cost $2,412,452)			3,213,473

Switzerland — 8.0%
Insurance — 1.5%
ACE Ltd. (b)		24,515	2,570,888
Pharmaceuticals — 6.5%
Novartis AG - ADR (b)		42,740	4,023,116
Roche Holdings Ltd. - ADR		179,880	6,653,761
			10,676,877
Total Switzerland (Cost $11,943,146)			13,247,765
Total Foreign Common Stocks
(Cost $28,466,927)			31,648,187

Investments Purchased with Proceeds from Securities Lending — 10.8%

Money Market Funds — 10.8%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)		17,825,449	17,825,449
Total Investments Purchased with Proceeds from Securities Lending
(Cost $17,825,449)			17,825,449
Total Investments
(Cost $153,905,730) — 103.3%			170,287,872
Liabilities in Excess of Other Assets , Net (3.3)%			(5,514,361)
Total Net Assets — 100.0%			$164,773,511

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
^	Indicates a fair valued security. Total market value for fair valued securities is $365,437, representing
	0.2% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $365,437, representing 0.2% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2014 for the Quaker Funds were as follows+:

				Net Unrealized
		Gross	Gross	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Event Arbitrage	126,710,009	4,535,491	(9,525,011)	(4,989,520)
Global Tactical Allocation	6,734,229	974,166	(47,431)	926,735
Mid-Cap Value	9,210,686	2,085,303	(161,298)	1,924,005
Small-Cap Value	40,444,777	3,858,161	(1,421,555)	2,436,606
Strategic Growth	153,905,730	17,466,426	(1,084,284)	16,382,142

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Quaker Funds' previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at September 30, 2014 (Unaudited)
The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Funds' investments as of September 30, 2014.

QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$68,118,313	$1,815,859	$1,423,918	$71,358,090
Foreign Common Stocks	14,046,455	-	1,466	14,047,921
Preferred Stocks	1,394,125	-	1,023,000	2,417,125
Real Estate Investment Trusts	5,672,656	-	-	5,672,656
Rights	348,750	-	0	348,750
Warrants	-	-	5,971,164	5,971,164
Asset Backed Securities	-	427,164	-	427,164
Convertible Bonds	-	1,272,909	100,000	1,372,909
Corporate Bonds	-	4,545,888	740,106	5,285,994
Mortgage Backed Securities	-	463,696	-	463,696
Municipal Bonds	-	737,062	-	737,062
Term Loan	-	-	511,054	511,054
Purchased Options	1,433,446	671,887	-	2,105,333
Investments Purchased with Proceeds from Securities Lending	11,001,571	-	-	11,001,571
Total Investments in Securities	$102,015,316	$9,934,465	$9,770,708	$121,720,489
Common Stocks sold short	$(2,950,385)	$-	$-	$(2,950,385)
Real Estate Investment Trusts sold short	(409,770)	-	-	(409,770)
Written Options sold short	(1,049,590)	(692,257)	(1,540)	(1,743,387)
Total Investments in Securities sold short	$(4,409,745)	$(692,257)	$(1,540)	$(5,103,542)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,759,935	$-	$13,148	$6,773,083
Exchange-Traded Funds	93,712	-	-	93,712
Investments Purchased with Proceeds from Securities Lending	794,169	-	-	794,169
Total Investments in Securities	$7,647,816	$-	$13,148	$7,660,964
Exchange-Traded Funds sold short	(175,360)	-	-	(175,360)
Total Investments in Securities sold short	$(175,360)	$-	$-	$(175,360)

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$8,149,662	$-	$-	$8,149,662
Foreign Common Stocks	441,739	-	-	441,739
Real Estate Investment Trusts	887,631	-	-	887,631
Investments Purchased with Proceeds from Securities Lending	1,655,659	-	-	1,655,659
Total Investments in Securities	$11,134,691	$-	$-	$11,134,691

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$29,109,544	$-	$-	$29,109,544
Foreign Common Stocks	4,357,750	-	-	4,357,750
Real Estate Investment Trusts	1,587,539	-	-	1,587,539
Investments Purchased with Proceeds from Securities Lending	7,826,550	-	-	7,826,550
Total Investments in Securities	$42,881,383	$-	$-	$42,881,383

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$120,448,799	$-	$365,437	$120,814,236
Foreign Common Stocks	31,648,187	-	-	31,648,187
Investments Purchased with Proceeds from Securities Lending	17,825,449	-	-	17,825,449
Total Investments in Securities	$169,922,435	$-	$365,437	$170,287,872

Refer to the Fund's Schedules of Investments for Industry Classifications.

Level 3 Reconciliation
The following is a reconciliation of Event Arbitrage's, Global Tactical Allocation's, and Strategic Growth's Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry classifications:

QUAKER EVENT ARBITRAGE FUND
	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014
Common Stocks	$995,046	$445,997	$-	$-	$(17,125)	$-	$1,466	$-	$1,425,384
Preferred Stocks	1,053,000	-	-	-	(30,000)	-	-	-	1,023,000
Warrants	4,061,003	3,068,244	(1,732,181)	256,102	317,996	-	-	-	5,971,164
Convertible Bonds	100,000	-	-	-	-	-	-	-	100,000
Corporate Bonds	630,000	57,000	-	-	53,106	-	-	-	740,106
Term Loan	511,054	-	-	-	-	-	-	-	511,054
	$7,350,103	$3,571,241	$(1,732,181)	$256,102	$323,977	$-	$1,466	$-	$9,770,708
Written Options	$(496,854)	$(10,210)	$474,561	$28,839	$2,124	$-	$-	$-	$(1,540)
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2014									$326,101

QUAKER GLOBAL TACTICAL ALLOCATION FUND
	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014
Common Stocks	$13,148	$-	$-	$-	$-	$-	$-	$-	$13,148
	$13,148	$-	$-	$-	$-	$-	$-	$-	$13,148
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2014									$-

QUAKER STRATEGIC GROWTH FUND
	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014
Common Stocks	$365,437	$-	$-	$-	$-	$-	$-	$-	$365,437
	$365,437	$-	$-	$-	$-	$-	$-	$-	$365,437
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2014									$-

Transfers are recognized at the end of the reporting period.
There have been no transfers in and out of Level 1 and Level 2 fair value measuerments as of September 30, 2014, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 2	$1,018,019	Due to a decrease of market activity.
Transfers out of Level 1 into Level 3$1,466		Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$(86,120)	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at September 30, 2014:

QUAKER EVENT ARBITRAGE FUND
	Fair Value at September 30, 2014	Valuation Technique	Unobservable Input
Domestic Common Stocks	$0	Qualitative assessment	Uncertainty of any additional future payout
Domestic Common Stocks	1,423,509	Qualitative assessment	Last traded price
Domestic Common Stocks	0	Qualitative assessment	Future payout implied on last traded price and payments to date
Domestic Common Stocks	409	Qualitative assessment	Last traded price of pre-conversion bond adjusted to post-reorg. equity
Foreign Common Stocks	1,466	Qualitative assessment	Last traded price
Preferred Stocks	613,000	Qualitative assessment	Last traded price
Preferred Stocks	410,000	Qualitative assessment	Single broker quote
Rights	0	Qualitative assessment	Uncertainty of any additional future payout
Warrants	5,971,164	Qualitative assessment	Single broker quote
Convertible Bonds	100,000	Qualitative assessment	Principal after changes in indenture
Corporte Bonds	0	Qualitative assessment	Uncertainty of any additional future payout
Corporte Bonds	687,500	Qualitative assessment	Single broker quote
Corporte Bonds	52,606	Qualitative assessment	Last traded price
Term Loan	511,054	Qualitative assessment	Prior transaction cost
Written Options	(1,540)	Options pricing model	Implied volatility

QUAKER GLOBAL TACTICAL ALLOCATION FUND
	Fair Value at September 30, 2014	Valuation Technique	Unobservable Input
Domestic Common Stocks	$13,148	Qualitative assessment	Projected final distribution, discounted for lack of marketability

QUAKER STRATEGIC GROWTH FUND
	Fair Value at September 30, 2014	Valuation Technique	Unobservable Input
Domestic Common Stocks	$365,437	Qualitative assessment	Projected final distribution, discounted for lack of marketability

Disclosures about Derivative Instruments and Hedging Activities at September 30, 2014.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:

Purchased Option Contracts	Schedule of Investments	$2,105,333	N/A	$-
Written Option Contracts	N/A	-	Schedule of Written Option Contracts	1,743,387
Total		$2,105,333		$1,743,387

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)  /s/ Jeffry H. King, Sr.
                                            Jeffry H. King, Sr.,
                                            Chief Executive Officer

               Date   November 20, 2014

By (Signature and Title)  /s/ Laurie Keyes
                                            Laurie Keyes,
                                            Treasurer

Date  November 20, 2014

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jeffry H. King, Sr.
                                            Jeffry H. King, Sr.,
                                            Chief Executive Officer

               Date   November 20, 2014

By (Signature and Title)  /s/ Laurie Keyes
                                            Laurie Keyes,
                                            Treasurer

Date  November 20, 2014

* Print the name and title of each signing officer under his or her signature.